Performance Management	Nov. 18, 2025
Eubel Brady & Suttman Income and Appreciation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the EBS Income & Appreciation Fund. The bar chart shows the Fund’s performance for each of the last ten calendar years and the performance table shows how the Fund’s average annual total returns for the 1 , 5, and 10 year periods ended December 31, 2024 compare with those of the Bloomberg U.S. Aggregate Bond Index, a broad measure of fixed income market performance. The ICE BofA Yield Alternatives U.S. Convertible Index and the ICE BofA 1-10 Year Corporate Index are included as additional comparative indices because they are representative of fixed income securities that may be held by the Fund. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-391-1223.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the EBS Income & Appreciation Fund. The bar chart shows the Fund’s performance for each of the last ten calendar years and the performance table shows how the Fund’s average annual total returns for the 1 , 5, and 10 year periods ended December 31, 2024 compare with those of the Bloomberg U.S. Aggregate Bond Index, a broad measure of fixed income market performance. The ICE BofA Yield Alternatives U.S. Convertible Index and the ICE BofA 1-10 Year Corporate Index are included as additional comparative indices because they are representative of fixed income securities that may be held by the Fund. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-391-1223.
Bar Chart [Table]
Bar Chart Closing [Text Block]

The Fund’s 2025 year-to-date return through September 30, 2025 is 6.66%.

During the periods shown in the bar chart, the highest return for a quarter was 7.19% during the quarter ended June 30, 2020 and the lowest return for a quarter was -7.11% during the quarter ended March 31, 2020.

Year to Date Return, Label [Optional Text]	The Fund’s 2025 year-to-date return through September 30, 2025 is 6.66%.
Bar Chart, Year to Date Return	6.66%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	7.19%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(7.11%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns For Periods Ended December 31, 2024
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One	Five	Ten
	Year	Years	Years
Return Before Taxes	6.85%	4.24%	3.55%
Return After Taxes on Distributions	4.63%	2.45%	2.01%
Return After Taxes on Distributions and Sale of Fund Shares	4.13%	2.52%	2.07%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.35%
ICE BofA Yield Alternatives U.S. Convertible Index (reflects no deduction for fees, expenses, or taxes)	12.20%	4.91%	4.83%
ICE BofA 1-10 Year Corporate Index (reflects no deduction for fees, expenses, or taxes)	4.59%	1.62%	2.71%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Phone [Text]	1-800-391-1223
Eubel Brady & Suttman Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the EBS Income Fund. The bar chart shows the Fund’s performance for each of the last ten calendar years and the performance table shows how the Fund’s average annual total returns for the 1 , 5, and 10 year periods ended December 31, 2024 compare with those of the Bloomberg U.S. Aggregate Bond Index, a broad measure of fixed income market performance. The ICE BofA U.S. Corporate & Government 1-10 Year Index is included as an additional comparative index because it is representative of fixed income securities that may be held by the Fund. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-391-1223.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the EBS Income Fund. The bar chart shows the Fund’s performance for each of the last ten calendar years and the performance table shows how the Fund’s average annual total returns for the 1 , 5, and 10 year periods ended December 31, 2024 compare with those of the Bloomberg U.S. Aggregate Bond Index, a broad measure of fixed income market performance. The ICE BofA U.S. Corporate & Government 1-10 Year Index is included as an additional comparative index because it is representative of fixed income securities that may be held by the Fund. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-391-1223.
Bar Chart [Table]
Bar Chart Closing [Text Block]

The Fund’s 2025 year-to-date return through September 30, 2025 is 5.52%.

During the periods shown in the bar chart, the highest return for a quarter was 4.83% during the quarter ended June 30, 2020 and the lowest return for a quarter was -3.12% during the quarter ended March 31, 2020.

Year to Date Return, Label [Optional Text]	The Fund’s 2025 year-to-date return through September 30, 2025 is 5.52%.
Bar Chart, Year to Date Return	5.52%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	4.83%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(3.12%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns For Periods Ended December 31, 2024
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One	Five	Ten
	Year	Years	Years
Return Before Taxes	6.19%	2.93%	2.75%
Return After Taxes on Distributions	4.15%	1.55%	1.48%
Return After Taxes on Distributions and Sale of Fund Shares	3.63%	1.64%	1.54%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.35%
ICE BofA U.S. Corporate & Government 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)	3.23%	0.88%	1.75%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Phone [Text]	1-800-391-1223